Game operation cost	12 Months Ended
Dec. 31, 2025
Game operation cost
Game operation cost

8.   Game operation cost

Game operation cost consists of employee benefits expenses and technical support services and the depreciation and amortization of the relevant asset related to these expenses. The following table summarizes game operation cost for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Employee benefits expenses	(28,997)	(30,790)	(39,155)
Technical support services	(23,428)	(16,563)	(12,514)
Depreciation and amortization	(4,303)	(3,393)	(3,925)
	(56,728)	(50,746)	(55,594)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.